Corporate Bonds	12 Months Ended
Dec. 31, 2019
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Corporate Bonds
36.	CORPORATE BONDS
On June 7, 2016, the Group issued RMB7 billion
3-year
corporate bonds, bearing interest at 3.07% per annum, and were fully redeemed in June 2019.
On June 7, 2016, the Group issued RMB1 billion
5-year
corporate bond, bearing interest at 3.43% per annum.
On July 14, 2016, the Group issued RMB10 billion
3-year
corporate bonds, bearing interest at 2.95% per annum, and were fully redeemed in July 2019.
On June 19, 2019, the Group issued RMB2 billion
3-year
corporate bonds, bearing interest at 3.67% per annum.